Financial liabilities - Schedule of Assets Pledged in Relation to Credit Facility (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial liabilities [abstract]
Trade receivables	SFr 312.8	SFr 266.4
Inventory	342.2	340.4
Assets pledged	SFr 655.1	SFr 606.9